Performance Trust Strategic Bond Fund
Performance Trust Strategic Bond Fund
Supplement dated November 1, 2013

to the

Performance Trust Total Return Bond Fund

Prospectus, Summary Prospectus and Statement of Additional Information

dated November 30, 2012

This supplement amends the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) of the Performance Trust Total Return Bond Fund (the “Fund”), a series of Trust for Professional Managers (the “Trust”), each dated November 30, 2012, as previously supplemented.

Effective October 18, 2013, the Fund’s investment adviser, Performance Trust Investment Advisors, LLC (the “Adviser”) changed its name to Performance Trust Asset Management, LLC.  The Adviser believes the new name better reflects the services it provides and its position in the asset management market space.

In addition, effective November 1, 2013, the Trust’s Board of Trustees approved a change to the name of the Fund to Performance Trust Strategic Bond Fund.  The reason for the change is the Adviser believes the name “Strategic Bond Fund” more accurately reflects to current and prospective investors the Fund’s investment style and mandate.  There will be no changes to the Fund’s investment objective, investment strategies or other policies as a result of the change to the Fund’s name.

All references to “Total Return Bond Fund” are hereby replaced with “Strategic Bond Fund” and all references to “Performance Trust Investment Advisors, LLC” are hereby replaced with “Performance Trust Asset Management, LLC” in the Prospectus, Summary Prospectus and SAI.

Please retain this Supplement with your Prospectus,

Summary Prospectus and SAI for reference.